PROPERTY, PLANT AND EQUIPMENT (Schedule of Composition of Property and Equipment Related to Accumulated Depreciation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	$ 5,362
Impairment loss	6,349	$ 6,112	$ 10,437
Balance at end of year	9,290	5,362
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	53,814	49,417
Adjustment on transition to IFRS 16	21,185
Additions	2,825	7,525
Disposals or retirements	(7,550)	(1,936)
Exchange adjustments	(32)	(1,192)
Balance at end of year	70,242	53,814	49,417
Cost [Member] | Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	2,605	2,624
Adjustment on transition to IFRS 16	20,961
Additions	681	19
Disposals or retirements
Exchange adjustments	22	(38)
Balance at end of year	24,269	2,605	2,624
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	4,560	3,004
Adjustment on transition to IFRS 16
Additions	71	1,609
Disposals or retirements	(1,626)	(1)
Exchange adjustments		(52)
Balance at end of year	3,005	4,560	3,004
Cost [Member] | Computers, fixtures and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	6,585	5,894
Adjustment on transition to IFRS 16	149
Additions	168	829
Disposals or retirements	(2,610)	(131)
Exchange adjustments		(7)
Balance at end of year	4,292	6,585	5,894
Cost [Member] | Office equipment and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	40,064	37,895
Adjustment on transition to IFRS 16	75
Additions	1,905	5,068
Disposals or retirements	(3,314)	(1,804)
Exchange adjustments	(54)	(1,095)
Balance at end of year	38,676	40,064	37,895
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(48,452)	(43,617)
Charge for the year	(2,530)	(1,375)
Adjustment on transition to IFRS 16	(11,099)
Impairment loss	(6,349)	(6,112)
Disposals or retirements	7,493	1,809
Reallocations / reclassifications	(5)
Exchange adjustments	(10)	843
Balance at end of year	(60,952)	(48,452)	(43,617)
Accumulated depreciation and impairment losses [member] | Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(1,934)	(1,283)
Charge for the year	(1,545)	(80)
Adjustment on transition to IFRS 16	(10,984)
Impairment loss	(4,024)	(578)
Disposals or retirements
Reallocations / reclassifications
Exchange adjustments	(6)	7
Balance at end of year	(18,493)	(1,934)	(1,283)
Accumulated depreciation and impairment losses [member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(3,243)	(2,659)
Charge for the year	(105)	(47)
Adjustment on transition to IFRS 16
Impairment loss	(233)	(543)
Disposals or retirements	1,544
Reallocations / reclassifications
Exchange adjustments		6
Balance at end of year	(2,037)	(3,243)	(2,659)
Accumulated depreciation and impairment losses [member] | Computers, fixtures and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(5,783)	(5,308)
Charge for the year	(200)	(185)
Adjustment on transition to IFRS 16	(40)
Impairment loss	(276)	(423)
Disposals or retirements	2,618	130
Reallocations / reclassifications
Exchange adjustments	(1)	3
Balance at end of year	(3,682)	(5,783)	(5,308)
Accumulated depreciation and impairment losses [member] | Office equipment and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(37,492)	(34,367)
Charge for the year	(680)	(1,063)
Adjustment on transition to IFRS 16	(75)
Impairment loss	(1,816)	(4,568)
Disposals or retirements	3,331	1,679
Reallocations / reclassifications	(5)
Exchange adjustments	(3)	827
Balance at end of year	(36,740)	(37,492)	$ (34,367)
Carrying amounts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	5,362
Balance at end of year	9,290	5,362
Carrying amounts [Member] | Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	671
Balance at end of year	5,776	671
Carrying amounts [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	1,317
Balance at end of year	968	1,317
Carrying amounts [Member] | Computers, fixtures and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	802
Balance at end of year	610	802
Carrying amounts [Member] | Office equipment and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	2,572
Balance at end of year	$ 1,936	$ 2,572